Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000192458_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%
C000192458_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.15%)
C000192458_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
C000192458_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%
C000192458_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.66%
C000192458_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%
C000192458_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%
C000192458_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.78%
C000192458_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%